FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]

20. FINANCIAL INSTRUMENTS

The Corporation has exposure to the following risks from its use of financial instruments:

•     credit risk

•     liquidity risk

•     market risk

This note presents information about the Corporation's exposure to each of the above risks, the Corporation's objectives, policies and processes for measuring and managing risk, and the Corporation's management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Corporation's risk management framework. The Corporation's risk management policies are established to identify and analyze the risks faced by the Corporation, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Corporation's activities. The Corporation, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Corporation's Audit Committee oversees how Management monitors compliance with the Corporation's risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Corporation.

Credit risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Corporation's receivables from customers.

The Corporation's cash and cash equivalents and cash held in trust also subject the Corporation to credit risk. The Corporation has term deposits, consistent with its practice of protecting its capital rather than maximizing investment yield. The Corporation manages credit risk by investing in cash equivalents and term deposits from financial institutions rated at BBB or R1 or above.

The Corporation, in the normal course of business, is exposed to credit risk from its customers and the accounts receivable are subject to normal industry risks. The Corporation usually provides various loyalty currency services to loyalty program partners which normally results in an amount payable to the loyalty program partner in excess of the amount held in accounts receivable, which mitigates the credit risk. The Corporation also manages and analyzes its accounts receivable on an ongoing basis and hence the Corporation's exposure to bad debts has not been significant.

The aging of accounts receivable as at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Current	$9,509	$1,990
Past due 31-60 days	160	328
Past due 61-90 days	90	34
Past due 91-120 days	32	24
Past due over 120 days	150	376
Trade accounts receivable	9,941	2,752
Less allowance for doubtful accounts	(37)	(169)
Net trade accounts receivable	9,904	2,583
Other receivables	3,195	976
Accounts receivable	$13,099	$3,559

The following table provides the change in allowance for doubtful accounts for trade accounts receivable:

	2021	2020
Balance, beginning of year	$169	$188
Reversal of doubtful accounts	(17)	(13)
Bad debts written off, net of recoveries	(115)	(6)
Balance, end of year	$37	$169

The provision for (recovery of) doubtful accounts has been included in General and administrative expenses in the consolidated statements of comprehensive loss and is net of any recoveries of amounts that were provided for in a prior period. The carrying amount of the Corporation's current financial assets represent its maximum exposure to credit risk.

Liquidity risk

Liquidity risk is the risk that the Corporation will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Corporation actively maintains access to adequate funding sources to ensure it has sufficient available funds to meet current and foreseeable financial requirements at a reasonable cost. The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities as at December 31, 2021 and 2020:

		Contractual Cash Flow Maturities
As at December 31, 2021	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$9,307	$9,307	$9,307	$-	$-
Income taxes payable	1,560	1,560	1,560	-	-
Payable to loyalty program partners	75,275	75,275	75,275	-	-
	$86,142	$86,142	$86,142	$-	$-

		Contractual Cash Flow Maturities
As at December 31, 2020	Carrying Amount	Total	Within 1 year	1 year to 3 years	3 years and beyond
Accounts payable and accrued liabilities	$5,766	$5,766	$5,766	$-	$-
Income taxes payable	489	489	489	-	-
Payable to loyalty program partners	50,629	50,629	50,629	-	-
Long term debt including interest payments(1)	15,000	15,522	3,502	12,020	-
	$71,884	$72,406	$60,386	$12,020	$-

[1] Interest on long term debt is based on LIBOR and SOFR rate as at year end 2020, which represents Management's best estimate based on information available.

Management believes that cash on hand, future cash flows generated from operations and availability of current and future funding will be adequate to repay these financial liabilities when they become due.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates, will affect the Corporation's cash flows or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

The Corporation has customers and suppliers that transact in currencies other than the USD which gives rise to a risk that earnings and cash flows may be adversely affected by fluctuations in foreign currency exchange rates. The Corporation is primarily exposed to the Canadian dollar, the Euro, Japanese Yen and the British Pound. The Corporation has entered into foreign exchange forward contracts to reduce the foreign exchange risk with respect to Canadian dollar denominated disbursements. Revenues earned from the Corporation's partners based in Canada are contracted in and paid in Canadian dollars. The Corporation uses these funds to fund the Canadian operating expenses thereby reducing its exposure to foreign currency fluctuations.

As at December 31, 2021, forward contracts with a notional value of $25,417 (December 31, 2020 - $18,830), and in a net liability position of $164 (2020 - net asset position of $827), with settlement dates extending to December 2022, have been designated as cash flow hedges for hedge accounting treatment under IFRS 9, Financial Instruments. These contracts are intended to reduce the foreign exchange risk with respect to anticipated Canadian dollar denominated expenses.

The change in fair value of derivatives designated as cash flow hedges is recognized in OCI, except for any ineffective portion, which is recognized immediately in the foreign exchange gain or loss. As at December 31, 2021 and 2020, all hedges were considered effective. Realized gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period as the corresponding hedged items are recognized in income. In 2021, total realized gains of $1,134 were reclassified to profit or loss for Canadian dollar currency hedges (2020 - $384 total realized losses). The carrying amount of hedging derivatives designated in cash flow hedges that mature within one year is included in prepaid expenses, deposits and other assets and/or current portion of other liabilities.

The Corporation holds balances in foreign currencies that give rise to exposure to foreign exchange risk. In general and strictly relating to the foreign exchange ("FX") gain or loss of translating certain non-USD balance sheet accounts, a strengthening US dollar will lead to an FX loss on assets and a gain on liabilities and vice versa. Sensitivity to a +/- 10% movement in all currencies held by the Corporation versus the USD would affect the Corporation's income before tax by $394 (2020 - $985) excluding the effect of hedging. Significant balances denominated in foreign currencies that are considered financial instruments are as follows:

As at December 31, 2021	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.78588	1.34973	1.13249	0.00869
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	5,403	1,815	8,968	52,645
Cash held in trust	1,816	-	-	-
Funds receivable from payment processors	45	112	1,413	4,762
Accounts receivable	775	239	197	60,181
	8,039	2,166	10,578	117,588
Financial liabilities
Accounts payable and accrued liabilities	7,216	269	224	23,003
Payable to loyalty program partners	1,126	1,254	8,540	4,515
	8,342	1,523	8,764	27,518

As at December 31, 2020	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7849	1.3663	1.2278	0.009701
Balances below in source currency (in thousands)
Financial assets
Cash and cash equivalents	6,692	4,825	5,680	67,097
Cash held in trust	357	-	-	-
Funds receivable from payment processors	29	306	1,070	11,482
Accounts receivable	1,428	188	55	25,497
	8,506	5,319	6,805	104,076
Financial liabilities
Accounts payable and accrued liabilities	3,697	365	34	725
Payable to loyalty program partners	476	2,896	5,114	14,058
	4,173	3,261	5,148	14,783

Interest rate risk

The Corporation believes that a sudden change in market interest rates would not result in any significant impact on the results of operations or cash flows, due to the short-term nature of the investments.

Determination of fair value

For financial assets and liabilities that are valued at other than fair value on the consolidated statement of financial position (funds receivable from payment processors, accounts receivable, accounts payable and accrued liabilities and payable to loyalty program partners), fair value approximates the carrying value as at December 31, 2021 and 2020 due to their short-term maturities. The fair value of long-term debt approximates its carrying value as at December 31, 2020.

A number of the Corporation's accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

Derivatives

The fair value of forward exchange contracts is based on valuations received from the derivative counterparty, which Management evaluates for reasonability. Fair values reflect the credit risk of the instrument and include adjustments to take into account the credit risk of the Corporation and the derivative counterparty when appropriate.

Fair value hierarchy

The Corporation has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies, as disclosed below. However, considerable judgment is required to develop certain of these estimates. Accordingly, these estimated values are not necessarily indicative of the amounts the Corporation could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of each class of financial instruments are discussed below.

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Quoted market prices for an identical asset or liability represent a Level 1 valuation. When quoted market prices are not available, the Corporation maximizes the use of observable inputs within valuation models. When all significant inputs are observable, the valuation is classified as Level 2. Valuations that require the use of significant unobservable inputs are considered Level 3. The carrying value of financial assets and financial liabilities measured at fair value in the consolidated statement of financial position as at December 31, 2021 and 2020 are as follows:

2021	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$118	$118
Liabilities:
Foreign exchange forward contracts designated as cash flow hedges(i)	(282)	(282)
	$(164)	$(164)
2020	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges(i)	$827	$827
	$827	$827

(i) The carrying values of the Corporation's foreign exchange forward contracts are included in prepaid expenses, deposits and other assets and/or current portion of other liabilities in the consolidated statements of financial position.

There were no material financial instruments categorized in Level 1 or Level 3 as at December 31, 2021 and December 31, 2020 and there were no transfers of fair value measurement between Levels 2 and 3 of the fair value hierarchy in the respective periods.